Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash provided from (used by): Operations:
Net loss	$ (1,122)	$ (3,050)	$ (2,705)
Items not involving cash:
Accrued interest	12	38	31
Amortization	81	89	60
Share-based payments	316	391	154
Change in fair value of marketable securities	143	364	425
Income tax recovery	(258)	(34)	(719)
Deferred tax recovery	0	0	1,399
Gain on long term investment	0	(738)	0
Write-off of mineral property interest	0	1,898	0
Mineral property option income	0	0	505
Unrealized foreign exchange gain	0	(32)	0
Items not involving cash	(828)	(1,074)	(850)
Changes in non-cash working capital items:
Receivables and prepaids	663	221	(847)
Accounts payable and accrued liabilities	198	(880)	367
Net cash used by operating activities	(364)	(1,733)	(1,330)
Financing:
Proceeds from loans	0	0	1,940
Repayment of loan	0	0	(1,940)
Issuance of common shares, net of share issue expenses	3,016	3,303	8,249
Exercise of stock options	0	0	0
Exercise of warrants	0	0	0
Lease payments	(62)	(63)	(42)
Cash provided from financing activities	2,954	3,240	8,207
Investing:
Proceeds from disposition of marketable securities	1,110	159	325
Sale of long term investments	0	1,600	0
Expenditures for mineral properties, net of recoveries	(5,670)	(4,542)	(4,486)
Expenditures for leasehold improvements and equipment	0	(5)	(117)
Cash used by investing activities	(4,560)	(2,788)	(4,278)
Unrealized foreign exchange gain (loss) on cash	(165)	267	(782)
(Decrease) increase in cash	(2,135)	(1,014)	1,817
Cash, beginning of year	2,811	3,825	2,008
Cash, end of year	676	2,811	3,825
Non-cash financing and investing activities:
Fair value of marketable securities received from option on mineral property interests	0	1,192	376
Fair value allocated to lease liability:	0	0	273
Expiration of stock options	6	311	1,015
Income taxes paid	36	0	0
Interest paid	0	0	36
Conversion of RSUs to shares	165	0	0
Mineral property costs included in account payable	$ 783	$ 498	$ 774